Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Earnings [Abstract]
Sales	$ 16,444	$ 16,244	$ 14,383
Cost of sales	14,655	14,384	12,661
Gross profit	1,789	1,860	1,722
Administrative and selling expenses	634	613	509
Amortization of intangible assets	12	15	22
Restructuring charges and asset impairments	95	27	45
Other (income) expense - net	(37)	(55)	(38)
Operating income	1,085	1,260	1,184
Interest expense - net	111	118	162
Loss (gain) on retirement of debt - net	6	40	15
Gain on business acquisition	0	(7)	0
Equity in earnings of affiliates, net of tax	(40)	(39)	(34)
Earnings before income taxes	1,008	1,148	1,041
Income tax (benefit) expense	(33)	(47)	166
Net earnings	1,041	1,195	875
Less: Net earnings attributable to noncontrolling interest, net of tax	33	38	41
Net earnings attributable to TRW	$ 1,008	$ 1,157	$ 834
Basic earnings per share:
Earnings per share	$ 8.24	$ 9.37	$ 6.96
Weighted average shares outstanding	122.4	123.5	119.8
Diluted earnings per share:
Earnings per share	$ 7.83	$ 8.82	$ 6.49
Weighted average shares outstanding	129.7	133.0	131.3